Net Finance Costs - Reconciliation Of Changes In Contingent Liabilities Recognised In Business Combination Explanatory (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Finance Income Expense [Abstract]
Balances as of January 1		S/ 64,008	S/ 69,470	S/ 848
Acquired through business combination				79,461
Reversal			(4,095)
Change in fair value of contingent consideration		2,492	2,011	6,692
Payment of contingent consideration		(47,174)	(36,143)	(397)
Transfer to Account payables to former shareholder	[1]	(17,178)
Change in fair value of contingent consideration			20,927
Exchange difference		S/ (2,148)	11,838	(17,134)
Balances as of December 31			S/ 64,008	S/ 69,470

[1]	The movement of contingent consideration is the following: